Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Total Stock-holders' Equity Willbros Group, Inc.	Non-controlling Interest
Beginning balance at Dec. 31, 2009	$ 487,995	$ 2,005	$ 607,299	$ (124,788)	$ (9,045)	$ 11,725	$ 487,196	$ 799
Beginning balance, Shares at Dec. 31, 2009		40,106,498
Net (income) loss	(35,829)			(37,036)			(37,036)	1,207
Foreign currency translation adjustments, net of tax	6,194					6,194	6,194
Derivatives, net of tax	19					19	19
Dividend declared and distributed to noncontrolling interest	(1,135)							(1,135)
Share-based award modification	1,770		1,770				1,770
Amortization of stock-based compensation	8,404		8,404				8,404
Stock-based compensation tax deficiency	(956)		(956)				(956)
Stock issued under share-based compensation plans		26	(26)
Stock issued under share-based compensation plans, Shares		517,011
Stock issued in connection with acquisition of InfrastruX	58,078	396	57,682				58,078
Stock issued in connection with acquisition of InfrastruX, Shares		7,923,308
Additions to treasury stock, vesting and forfeitures of restricted stock	(1,000)				(1,000)		(1,000)
Ending balance at Dec. 31, 2010	523,540	2,427	674,173	(161,824)	(10,045)	17,938	522,669	871
Ending balance, Shares at Dec. 31, 2010		48,546,817
Net (income) loss	(292,821)			(294,016)			(294,016)	1,195
Foreign currency translation adjustments, net of tax	(1,450)					(1,450)	(1,450)
Derivatives, net of tax	(1,918)					(1,918)	(1,918)
Dividend declared and distributed to noncontrolling interest	(1,139)							(1,139)
Share-based award modification	(1,770)		(1,770)				(1,770)
Amortization of stock-based compensation	7,930		7,930				7,930
Stock issued under share-based compensation plans		44	(44)
Stock issued under share-based compensation plans, Shares		876,335
Additions to treasury stock, vesting and forfeitures of restricted stock	(794)				(794)		(794)
Ending balance at Dec. 31, 2011	231,578	2,471	680,289	(455,840)	(10,839)	14,570	230,651	927
Ending balance, Shares at Dec. 31, 2011		49,423,152
Net (income) loss	(29,235)			(30,211)			(30,211)	976
Foreign currency translation adjustments, net of tax	(1,521)					(1,521)	(1,521)
Derivatives, net of tax	455					455	455
Dividend declared and distributed to noncontrolling interest	(1,234)							(1,234)
Share-based award modification	330		330				330
Amortization of stock-based compensation	6,515		6,515				6,515
Stock issued under share-based compensation plans		33	(33)
Stock issued under share-based compensation plans, Shares		661,738
Additions to treasury stock, vesting and forfeitures of restricted stock	(555)				(555)		(555)
Ending balance at Dec. 31, 2012	$ 206,333	$ 2,504	$ 687,101	$ (486,051)	$ (11,394)	$ 13,504	$ 205,664	$ 669
Ending balance, Shares at Dec. 31, 2012		50,084,890